Provisions - Cost of Benefit (Detail) - Long-term employee benefits [member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Current services cost	$ 681	$ 962
Interest expense on obligation	510	528
Total	$ 1,191	$ 1,490